Accounts payable	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accounts payable

Note 19.      Accounts payable

The accounts payable balance consisted of the following:

	As at December 31,	As at December 31,
USD'000	2023	2022
Trade creditors	3,568	5,207
Accounts payable to Board Members	826	353
Accounts payable to other related parties	104	70
Accounts payable to underwriters, promoters, and employees	4,200	3,918
Other accounts payable	4,165	3,853
Total accounts payable	12,863	13,401

As at December 31, 2023, accounts payable to Board Members are made up of:

-	a balance of CHF 386,683 (USD 459,600) payable to Carlos Moreira in relation to accrued bonus and social charges thereon (see Note 36 for detail), and

-	a balance of CHF 248,480 (USD 295,337) payable to Peter Ward in relation to accrued bonus and social charges thereon (see Note 36 for detail).

-	a total balance of USD 71,000 payable to other Board Members in relation to their board fee (see Note 36 for detail).

As at December 31, 2023, accounts payable to other related parties are made up of CHF 87,595 (USD 104,114) payable to (see Note 36 for detail).

Accounts payable to underwriters, promoters and employees consist primarily of payable balances to employees in relation to holidays, bonus and 13th month accruals across WISeKey.

Other accounts payable are mostly amounts due or accrued for professional services (e.g. legal, accountancy, and audit services) and accruals of social charges in relation to the accrued liability to employees.